CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Cash Flows from Operating Activities:
Net income (loss) for the period	$ 56,291,275	$ (4,637,513)	$ 47,536,588	$ (9,559,807)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock option compensation	244,958	3,601	4,661,778	11,781
Depreciation	1,250	1,512	2,447	3,129
Gain on sale of mining data	(99,000,000)	0	(99,000,000)	0
(Gain) loss on settlement of debt	10,492,564	(1,592)	10,492,564	(1,592)
Gain on disposition of marketable securities	0	0	0	(48,300)
Accretion of convertible notes	2,827,239	2,544,408	5,461,759	4,940,465
Changes in non-cash working capital:
Net decrease (increase) in receivables, deposits and advances	93,125	146,346	(329,971)	289,343
Net increase (decrease) in payables and accrued expenses	27,449,659	(300,956)	27,473,283	(449,207)
Net cash used in operating activities	(1,599,930)	(2,244,194)	(3,701,552)	(4,814,188)
Cash Flows from Investing Activities:
Proceeds from sale of mining data	40,000,000	0	40,000,000	0
Purchase of property, plant and equipment	(3,904)	0	(6,744)	(350,000)
Proceeds from disposition of marketable securities	0	0	0	48,300
Net cash provided by (used in) investing activities	39,996,096	0	39,993,256	(301,700)
Cash Flows from Financing Activities:
Proceeds from the issuance of common shares	0	34,250,000	397,375	38,386,860
Financing fees	0	(141,887)	0	(141,887)
Settlement of debt	0	(2,408)	0	(2,408)
Net cash provided by financing activities	0	34,105,705	397,375	38,242,565
Change in Cash and Cash Equivalents:
Net increase in cash and cash equivalents	38,396,166	31,861,511	36,689,079	33,126,677
Cash and cash equivalents - beginning of period	34,039,962	10,616,058	35,747,049	9,350,892
Cash and cash equivalents - end of period	$ 72,436,128	$ 42,477,569	$ 72,436,128	$ 42,477,569